Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at the fair value on a recurring basis.

		September 30, 2019		December 31, 2018
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $
Recurring:
Cash, cash equivalents and restricted cash	Level 1	82,483	82,483	60,507	60,507
Derivative instruments (note 9)
Interest rate swap agreements (1)	Level 2	866	866	5,878	5,878
Forward freight agreements (1)	Level 2	1,045	1,045	(57)	(57)

Other:
Short-term debt (note 7)	Level 2	(50,000)	(50,000)	—	—
Advances to equity-accounted for joint venture	(2)	9,930	(2)	9,930	(2)
Long-term debt, including current portion (note 6)	Level 2	(608,960)	(604,434)	(735,406)	(723,031)
Obligations related to finance leases, including current portion (note 8)	Level 2	(420,934)	(451,145)	(375,289)	(377,652)

(1)
The fair value of the Company’s interest rate swap agreements and FFAs at September 30, 2019 and December 31, 2018 excludes accrued interest income and expenses which are recorded in accounts receivables and accrued liabilities, respectively, on the unaudited consolidated balance sheets.

(2)
The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at September 30, 2019 and December 31, 2018 were not determinable.

Summary of Financing Receivables
The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			September 30, 2019	December 31, 2018
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Advances to equity-accounted joint venture	Other internal metrics	Performing	9,930	9,930
Total			9,930	9,930